Financial instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	FINANCIAL INSTRUMENTS
6.1. Accounting policy
6.1.1. Financial assets
6.1.1.1.    Description of the different financial assets
The Group holds financial assets for all its businesses due to the nature of its activities. In order to facilitate the understanding of the financial statements and the underlying businesses, the financial asset line items presented in the statement of financial position are shown by business activity that generated the assets, how these are measured, and where in the statement of profit or loss the results generated by such assets are classified.

Line item presented in the statement of financial position	Description of the related business activity	Basis of measurement	Line item of the statement of profit (loss) or statement of other comprehensive income (loss) where results generated are presented

Cash and cash equivalents and Short-term investments	Managing of liquidity of the business	Cash and cash equivalents – Amortized cost Short-term investments – FVPL (a)	Interest income - Other financial income Fair value gain or losses - Other financial income Foreign exchange gain or losses - Financial expenses, net
Financial assets from banking solutions	Corresponds to regulatorily required amounts to be maintained in certain specified assets as reserve requirements for deposits of banking customers	Deposits at Brazilian Central Bank ("BACEN") – Amortized cost Government securities – FVPL	Interest income - Financial income Fair value gain or losses - Financial income
Accounts receivable from card issuers	Corresponds to amounts receivable from card issuers for transactions that acquiring business processes. The balances do not bear interest. Receivables are regularly sold before their maturity as part of the funding strategy	FVOCI (b)	Fair value gain or losses - Other comprehensive income
Cost of funding on sale of receivables - Financial expenses, net
Foreign exchange gain or losses on balances of transactions in foreign currency - Financial expenses, net

Trade accounts receivable	Corresponds to amounts due by customers of the acquiring business for subscription services and equipment rental and of the software business for services provided	Amortized cost	Allowance for expected credit losses - Cost of services Interest and penalties for late payment - Other financial income
Credit portfolio	Corresponds to credit (merchant portfolio loans and balances due by credit card) granted to customers	Amortized cost	Interest income - Financial income Allowance for expected credit losses - Cost of services Foreign exchange gains or losses on balance of credit card in foreign currency – Financial expenses, net
Derivative financial instruments assets	Corresponds to derivatives entered into to manage the financial risks (mainly interest rate and foreign exchange) inherent to acquiring businesses and related to the funding structure	FVPL	Fair value gain or losses - Financial expenses, net, except for those designated in a cash flow hedge relationship:
Ineffective portion of change in fair value - Financial expenses, net
Effective portion of change in fair value once reclassified from OCI - Financial expenses, net

Long-term investments	Corresponds to investments in equity interests with no significant influence	FVPL or FVOCI	FVPL - Other financial income / Mark-to-market on equity securities designated at FVPL FVOCI - Other comprehensive income

(a)Fair Value through Profit or Loss (“FVPL”).
(b)Fair Value through Other Comprehensive Income (“FVOCI”).
6.1.1.2.    Initial recognition and measurement
Financial assets are initially recognized at fair value plus costs (except assets at FVPL) on the trading date, and subsequently measured at amortized cost, FVOCI, or FVPL .
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them according to IFRS 9. The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model is based on whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within this business model with the objective to hold financial assets in order to collect contractual cash flows while financial assets classified and measured at FVOCI are held within a business model with the objective of holding to collect contractual cash flows and selling.
Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 – Revenue from Contracts with Customers.
To be classified and measured at amortized cost or FVOCI, a financial asset needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at FVPL, irrespective of the business model.
Financial assets at FVPL include financial assets held for trading, financial assets designated upon initial recognition at FVPL, or financial assets mandatorily required to be measured at fair value. Financial assets are considered as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated derivatives, are also considered as held for trading unless they are designated as hedge accounting instrument. Notwithstanding the criteria for financial assets to be classified at amortized cost or at FVOCI, as described above, financial instruments may be designated at FVPL on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.
Purchases or sales of financial assets that require delivery of assets within a time frame set by regulation or market practice (regular way trades) are recognized on the trade date, i.e., the date that the Group commits to purchase or sell the asset.
6.1.1.3. Subsequent measurement
For purposes of subsequent measurement, financial assets are classified in four categories, as described as follows:
6.1.1.3.1. Financial assets at amortized cost (debt instruments)
Financial assets at amortized cost are subsequently measured using the effective interest rate (“EIR”) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.
The Group’s financial assets at amortized cost include Trade accounts receivable, Credit portfolio, Receivables from related parties and Other assets, since they are held to collect payments of principal and interest and meet the SPPI test.
6.1.1.3.2. Financial assets at FVOCI with recycling of cumulative gains and losses (debt instruments)
For debt instruments at FVOCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the statement of profit or loss similarly to financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI. Upon derecognition, the cumulative fair value change recognized in OCI is recycled to profit or loss. This category is the most relevant to the Group and it corresponds solely to Accounts receivable from card issuers.
6.1.1.3.3. Financial assets at FVOCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)
Upon initial recognition, the Group can irrevocably elect to designate its equity investments as FVOCI when they meet the definition of equity under IAS 32 – Financial Instruments: Presentation, and are not held for trading. The classification is determined on an instrument-by-instrument basis.
Gains and losses on these financial assets are never recycled to profit or loss, even if the asset is sold or impaired. Dividends are recognized as other financial income in the statement of profit or loss when the right to payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at FVOCI are not subject to impairment assessment.
The Group elected to irrevocably classify some of the equity investments under this category, included in Long-term investments.
6.1.1.3.4. Financial assets at FVPL
Financial assets at FVPL are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss.
This category includes financial assets which the contractual cash flows do not meet the SPPI condition, such as (i) bonds and investment funds under short-term investment (ii) financial assets from banking solutions, (iii) some equity investments, and (iv) derivative financial instruments.
6.1.1.4.    Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized of the consolidated statement of financial position when:
•The contractual rights to receive cash flows from the asset have expired; or
•The Group has transferred its contractual rights to receive cash flows from the asset or has assumed a contractual obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (i) the Group has transferred substantially all the risks and rewards of the asset, or (ii) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset where ‘control’ is evaluated by looking to whether the transferee has the practical ability to transfer the asset.
When the Group has transferred its contractual rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.
The derecognition of a financial asset by the Group occurs mainly in the definitive assignment of Accounts receivable from card issuers to third parties without substantial retention of risks and benefits of the assigned financial asset and without continuing involvement. The difference between the consideration received by the Group for the financial asset and its carrying amount is recognized under Financial expenses, net.
6.1.1.5.    Impairment of financial assets
The Group recognizes an allowance for expected credit losses (“ECLs”) for all financial instruments measured at amortized cost or FVOCI. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original EIR. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
For the credit portfolio, the Group applies general approach in calculating ECLs, considering delinquency information, internal risk classification and risk parameters (“PD” – probability of default, “LGD” – loss given default and “EAD” – exposure at default), resulting in three-stage levels.
For all other financial assets subject to ECL, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs, provision matrix and days past due at each reporting date.
See details about ECL estimation procedures in Note 6.2.1.
6.1.1.6.    Write-offs
When there is no reasonable expectation of recovery of a financial asset, considering historical recovery curves, we write-off (in part or in total) the asset together with the related allowance for expected credit loss. Subsequent recoveries of amounts previously written off are accounted for as income in our consolidated statement of income under line Cost of services.
6.1.2. Financial liabilities
6.1.2.1.    Description of the funding strategy including different financial liabilities of the operation
The Group’s different businesses require funding, in particular the financial services business and the credit portfolio, to be able to provide liquidity to customers mainly through the prepayment of the transactions processed by the Group (accounts payable to clients). Different forms of funding are sought, some of which comprise indebtedness presented as financial liabilities in the statement of financial position. The Group also fund its activities by selling accounts receivables on a fully non-recourse basis and passing to the counterparts all the risks and benefits of such assets (Note 6.2.1.2 - Accounts receivable from card issuers). Since the first quarter of 2025, balances held in payment accounts are eligible to be automatically invested daily in time deposits issued by the Group. In addition, the Group has also started to issue time deposits held by multiple counterparties. These balances are used as a funding source. In order to facilitate an understanding of the financial statements and how they relate to the underlying business the financial liabilities line items presented in the statement of financial position are summarized by the business activity that generates such liabilities, showing how they are measured and where their results are classified in the statement of profit or loss.

Line item presented in the statement of financial position	Description of the related business activity	Basis of measurement	Line item of the statement of profit (loss) or statement of other comprehensive income (loss) where results generated are presented

Retail deposits	Amounts held by banking customers on their payment accounts and time deposits to retail clients. The amounts held by banking customers generally do not result in the recognition of gain or losses	Amortized cost	Interest expense - Financial expenses, net
Accounts payable to clients	Amounts payable to merchants for transactions for acquiring business processes. The balances do not carry interest. Amounts may be early redeemed of the contractual due date at a discount	Amortized cost	Gain from the prepayment of payables at a discount - Financial income
Trade accounts payable	Corresponds to payments for payment scheme networks and suppliers	Amortized cost	Transaction and customer service costs, third-party services and facilities expenses - Cost of services, Administrative expenses and Selling expenses
Institutional deposits and marketable debt securities	Financing from time deposits and debt securities, including FIDC quotas, when consolidated entities	Amortized cost	Interest expense - Financial expenses, net Foreign exchange gain or losses - Financial expenses, net
Other debt instruments	Financing obtained from third parties, leasing and other debt instruments	Amortized cost and FVPL	Interest expense - Financial expenses, net Foreign exchange gain or losses - Financial expenses, net Fair value gain or losses - Financial expenses, net.
Derivative financial instruments liabilities	Corresponds to derivatives entered into to manage the financial risks (mainly interest rate and foreign exchange) inherent to the acquiring business and related to the funding structure	FVPL	Fair value gain or losses - Financial expenses, net, except for those designated as hedge accounting
Ineffective portion of change in fair value - Financial expenses, net
Effective portion of change in fair value once reclassified from OCI - Financial expenses, net

Other liabilities - contingent consideration	Corresponds to contingent payments from business combinations	FVPL	Interest expenses - Financial expenses, net Fair value gain or losses - Other income (expenses), net
6.1.2.2.    Initial recognition and measurement
Financial liabilities are initially recognized at fair value plus costs (except liability at fair value through profit or loss) on the trading date and classified as amortized cost or FVPL.
6.1.2.3.    Subsequent measurement
The measurement of financial liabilities depends on their classification, as described as follows.
6.1.2.3.1. Financial liabilities at FVPL
Financial liabilities at FVPL include financial liabilities held for trading and financial liabilities designated upon initial recognition as at FVPL.
Financial liabilities are considered as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments entered by the Group that are not designated as hedging instruments in hedge relationships as defined by IFRS 9 – Financial Instruments. Separated embedded derivatives are also classified as FVPL unless they are designated and qualify as hedge accounting.
Gains or losses on liabilities held for trading are recognized in the statement of profit or loss.
Financial liabilities designated upon initial recognition at FVPL only if the criteria in IFRS 9 are satisfied.
This category includes derivative financial instruments and contingent consideration included in other liabilities.
6.1.2.3.2. Financial liabilities at amortized cost
Financial liabilities at amortized cost are subsequently measured using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.
Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is classified as Financial expenses, net in the statement of profit or loss.
This category includes Accounts payable to clients and all other financial liabilities, except derivative financial instruments and contingent consideration included in other liabilities. This category is the most significant to the Group.
Accounts payable to clients represent amounts due to accredited clients related to credit and debit card transactions, net of interchange fees retained by card issuers and assessment fees disbursed to payment scheme networks as well as the Group’s net merchant discount rate fees which are collected by the Group as an agent.
6.1.2.4.    Derecognition
A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.
6.1.3. Fair value of financial instruments
The Group measures financial instruments at fair value at each statement of financial position date.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:
•In the principal market for the asset or liability; or
•In the absence of a principal market, in the most advantageous market for the asset or liability.
The principal or the most advantageous market must be accessible by the Group.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
The Group uses the following hierarchy to determine and disclose the fair value of financial instruments through measurement technique:
•Level I: quoted prices in active markets for identical assets or liabilities;
•Level II: other techniques for which all inputs that have a significant effect on the recorded fair value are observable, either directly or indirectly; and
•Level III: techniques using inputs that have a significant effect on the recorded fair value that are not based on observable market data.
For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
6.1.4. Offsetting of financial instruments
Financial assets and financial liabilities are offset, and the net amount is reported in the consolidated statement of financial position, only if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.
As of December 31, 2025, and 2024, the Group has no financial instruments that meet the conditions for recognition on a net basis.
6.1.5. Derivative financial instruments
From time to time, the Group uses derivative financial instruments as part of its risk management strategy, as defined in the Market Risk Management Policy. It aims to hedge against exposure to fluctuations in exchange rates, interest rates, and other risk factors that may impact its financial operations. These instruments mitigate the effects of adverse market fluctuations and preserve the Group’s financial stability. The derivatives are continuously monitored to ensure compliance with the Group’s internal risk policies and applicable regulatory requirements.
Depending on the instrument and the risk being hedged, derivative strategies may be accounted for as economic hedges or designated for hedge accounting under the categories of fair value hedge accounting or cash flow hedge accounting.
Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered and are subsequently remeasured at FVPL. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
Certain agreements entered into by the Group for the acquisition of subsidiaries and associates include call options to acquire additional interests in the investees, which are classified as embedded derivatives. Each of the options is measured at FVPL in accordance with pre-determined formulas and recorded in the consolidated statement of financial position as an asset under Derivative financial instruments (Note 6.9).
6.1.5.1. Cash flow hedge
The Group uses hedge accounting to protect against future cash flow fluctuations arising from exposure to specific risks, such as changes in foreign exchange rates or interest rates.
Cash flow hedge accounting is applied when the hedging relationship meets the required criteria under hedge accounting standards, including proper documentation at the time the hedge is entered into, and provided that the hedge is considered highly effective over time in mitigating the risk of cash flow fluctuations.
The Group regularly reviews hedge effectiveness to ensure that gains or losses on the hedging instruments are appropriately accounted for. Any hedge ineffectiveness identified is immediately recognized in profit or loss for the year.
Depending on the instrument and the risk being hedged, some of the Group’s derivative financial instruments are used as cash flow hedge accounting instruments. The effective portion of gains or losses arising from changes in the fair value of these derivatives are usually recognized in equity, in “Other comprehensive income.” The ineffective portion is recognized in the statement of profit or loss, in “Financial expenses, net.” For the hedged item classified as a financial instrument measured at amortized cost using the EIR method, the amount accumulated in the cash flow hedge reserve is reclassified to profit or loss when the hedged cash flows impact the statement of profit or loss. The method applied by the Group to reclassify the amounts is as follows: (i) the accrual interest portion of the derivative is also measured by the EIR method and recognized in the statement of profit or loss, in “Financial expenses, net”, following the hedged item accrual; and (ii) the remaining amounts related to fair value of hedging instrument is a temporal effect recognized in OCI at each reporting date, ultimately being recognized in profit or loss upon the liquidation of the hedging instrument (Note 6.9.1).
6.1.5.2. Fair value hedge
The Group applies fair value hedge accounting to protect against changes in the fair value of assets or liabilities arising from exposure to specific risks, such as changes in foreign exchange rates or interest rates. In accordance with IFRS, changes in the fair value of both the hedging instrument and the hedged item are recognized directly in profit or loss for the period. This allows gains or losses on the hedging instrument to offset, in whole or in part, the losses or gains on the hedged item.
For a fair value hedge to be accounted for in this manner, the hedging relationship must meet specific criteria, such as formal documentation of the hedging objective and evidence that the hedge is highly effective in offsetting changes in the hedged item's fair value over time.
The Group employs a macro fair value approach for its credit portfolio. This approach involves adjusting the coverage ratio between the hedged items and the hedging instruments as they fluctuate over time. This adjustment is necessary because the Group implements a dynamic hedging strategy, aligned with its approved risk management guidelines.
To effectively manage the dynamic nature of the hedged portfolio, the Group designates its hedges for a period of one month. Each month, the Group de-designates the existing hedge relationships and establishes new ones to ensure continued alignment with market conditions.
The Group conducts regular effectiveness tests for all hedging relationships using the dollar offset or critical terms match approaches, as applicable, to ensure the hedging relationship remains effective. Any hedge ineffectiveness is immediately recognized in profit or loss.
6.1.5.3. Economic hedge
The Group engages in certain hedging transactions to mitigate specific financial risks, such as fluctuations in foreign currencies and interest rates. Some of these transactions are not formally designated for hedge accounting.
Although these derivatives are used to manage economic risks, changes in their fair value are recognized directly in profit or loss for the period without the application of the specific accounting treatments of hedge accounting. This means that the gains and losses generated by these instruments are fully accounted for in profit or loss as they occur, reflecting changes in the fair value of the derivatives.
The decision not to apply hedge accounting to these transactions may be due to considerations such as the administrative cost of the formal documentation required by hedge accounting standards, the nature of the instruments, or the desired operational flexibility. Nevertheless, the Group continues monitoring these instruments to ensure their use aligns with the overall risk management strategy.
6.2. Significant judgments, estimates and assumptions
6.2.1. Measurement of loss allowance for expected credit losses
6.2.1.1 Credit portfolio
The Group calculates an expected credit loss (“ECL") allowance for its loans based on statistical models that consider both internal and external historical data, negative credit information and guarantees, among other information addressing the behavior of each debtor. The Group calculates its credit portfolio in three stages:
(i)Stage 1: corresponds to loans that do not present significant increase in credit risk since origination and ECL are determined considering probability of default events within 12 months window;
(ii)Stage 2: corresponds to loans that presented significant increase in credit risk subsequent to origination and ECL are estimated considering probability of default events within the life of the financial instrument;
    The Group determines Stage 2 based on following criteria:
(a)absolute criteria: financial asset overdue more than 30 days, or;
(b)relative criteria: in addition to the absolute criteria, the Group analyzes the evolution of the risk of each financial instrument on a monthly basis, comparing the current behavior score attributed to each client with that attributed at the time of recognition of the financial asset. Behavioral scoring considers credit behavior variables, such as default on other products and market data about the customer. When the credit risk increases significatively since origination, the Stage 1 operations are moved to Stage 2.
    For Stage 2, a cure criterion is applied when the financial asset no longer meets the criteria for a significant increase in credit risk, as mentioned above, and the loan is moved to Stage 1.
(iii)Stage 3: corresponds to impaired loans.
    The Group determine Stage 3 based on following criteria:
(a)absolute criteria: financial asset overdue more than 90 days, or;
(b)relative criteria: indicators that the financial asset will not be paid in full without activating a guarantee or financial guarantee.
    The indication that an obligation will not be paid in full includes the tolerance of financial instruments that imply the granting of advantages to the counterparty following the deterioration of the counterparty's credit quality.
    The Group also assumes a cure criterion for Stage 3, with respect to the counterparty's repayment capacity, such as the percentage of total debt paid or the time limit to liquidate current debt obligations.
Management regularly seeks forward looking perspectives for future market developments including macroeconomic scenarios as well as its portfolio risk profile. Management may adjust the ECL resulting from the models above in order to better reflect this forward looking perspective.
The information about the ECLs on the Group’s Credit portfolio to clients are disclosed in Note 6.6.
6.2.1.2.    Accounts receivable from card issuers
The macroeconomic environment where the Group operates is volatile and card issuers might be negatively impacted. Continuous monitoring of this environment is crucial for the decisions regarding provisioning and how the Group estimates its ECLs. The Group estimates ECLs based on available external and internal information that consider the expected nature and level of risk associated with receivables and the information about the different issuers (including when available, ratings from major agencies). The Group monitors credit risk of issuers.
The information about the ECLs amount on the Group’s Accounts receivable from card issuers are disclosed in Note 6.4.2.
6.2.1.3.    Trade accounts receivable
The provision rates are based on days past due for groupings of various client segments that have similar loss patterns (e.g., by product type, customer type and rating).
The provision is initially based on the Group’s historical observed default rates. The Group calibrates to adjust the historical credit loss experience with forward-looking information every year.
The information about the ECLs on the Group’s Trade accounts receivable are disclosed in Note 6.5.2.
6.2.2. Fair value measurement of financial instruments
When the fair values of financial assets and financial liabilities recorded in the statement of financial position cannot be measured based on quoted prices in active markets, their fair value is measured using valuation techniques including the discounted cash flow (“DCF”) model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required in establishing fair values. Judgements include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions relating to these factors could affect the reported fair value of financial instruments.
6.3.    Short and Long-term investments

	Short-term	Long-term	December 31, 2025

Bonds
Brazilian sovereign bonds	71,399	—	71,399
Structured notes linked to Brazilian sovereign bonds	326,168	—	326,168
Time deposits	720,119	—	720,119
Equity securities (a)	—	24,586	24,586
Investment funds (b)	1,450	—	1,450
	1,119,136	24,586	1,143,722

	Short-term	Long-term	December 31, 2024

Bonds
Brazilian sovereign bonds	46,426	—	46,426
Structured notes linked to Brazilian sovereign bonds	418,120	—	418,120
Time deposits	51,711	—	51,711
Equity securities (a)	—	32,629	32,629
Investment funds (b)	1,617	—	1,617
	517,874	32,629	550,503

(a)Comprised of common shares of unlisted entities that are not traded in an active market. As of December 31, 2025, all assets are recognized at FVPL, while on December 31, 2024, some assets were recognized at FVOCI. The fair value of unlisted equity instruments was determined based on negotiations of the securities. The change in the fair value of equity securities at FVPL was a gain of R$ 8,043 on December 31, 2025 (2024 - gain of R$ 4,131), which was recognized in the statement of profit or loss. The change in fair value of equity securities at FVOCI was R$ nil on December 31, 2025 (2024 - gain of R$ 1,623), which was recognized in the statement of other comprehensive income (loss).

On June 03, 2024, the Group sold its remaining stake in Cloudwalk INC for payment of R$57,540. The gain on the sale of R$35,647 was recognized in other comprehensive income.
(b)Comprised of foreign investment fund shares.
Short-term investments are denominated in Brazilian Reais and U.S. Dollars.
6.4. Accounts receivable from card issuers
6.4.1. Composition of accounts receivable from card issuers
Accounts receivable are amounts due from card issuers and acquirers for the transactions of clients with card holders, performed in the ordinary course of business.

	December 31, 2025	December 31, 2024

Accounts receivable from card issuers (a)	41,175,415	28,833,909
Accounts receivable from other acquirers (b)	323,461	575,044
Allowance for expected credit losses	(76,912)	(60,888)
	41,421,964	29,348,065

Current	41,275,188	29,231,820
Non-current	146,776	116,245

(a)Accounts receivable from card issuers, net of interchange fees, as a result of processing transactions with clients.
(b)Accounts receivable from other acquirers related to PSP (Payment Service Provider) transactions.
Part of the Group’s cash requirement is to make prepayments to acquiring customers. The Group finances those requirements through different sources of funding including the sale of receivables to third parties. When such sales of receivables are carried out to entities in which the Group has subordinated shares or quotas, the receivables sold remain in the statement of financial position, as these entities are consolidated in the financial statements. As of December 31, 2025 a total of R$ 441,323 (December 31, 2024 - R$ 419,099) were consolidated through FIDC ACR FAST and R$ 2,670,380 (December 31, 2024 - R$ 2,561,139) through FIDC ACR I, of which the Group has subordinated shares. When the sale of receivables is carried out to non-controlled entities and for transactions where continuous involvement is not present, the amounts transferred are derecognized from the accounts receivable from card issuers. As of and for the year ended December 31, 2025, the sale of receivables that were derecognized from accounts receivables from card issuers in the statement of financial position represents a relevant funding source used for the prepayment operation.
Accounts receivable held by FIDCs guarantee the obligations to FIDC quota holders.
6.4.2. Allowance for expected credit losses of accounts receivable from card issuers

	2025	2024

At January 1	60,888	55,619
Addition	74,159	60,830
Reversal	(58,135)	(55,561)
At December 31	76,912	60,888
6.5. Trade accounts receivable
6.5.1. Composition of trade accounts receivable

	December 31, 2025	December 31, 2024

Chargeback	156,718	93,829
Accounts receivable from equipment rental	134,252	111,535
Accounts receivable from subscription services	65,968	248,322
Services rendered	22,914	46,991
Receivables from registry operation	10,815	13,643
Cash in transit	310	12,620
Others	24,295	20,423
Allowance for expected credit losses	(170,897)	(131,260)
	244,375	416,103

Current	222,501	390,575
Non-current	21,874	25,528
6.5.2. Allowance for expected credit losses of trade accounts receivable

	2025	2024

At January 1	131,260	117,553
Addition	117,530	89,882
Reversal	(14,372)	(34,151)
Write-off	(50,782)	(42,024)
Transfer to assets held for sale	(12,739)	—
At December 31	170,897	131,260
6.6. Credit portfolio
Portfolio balances by product and maturity:

	December 31, 2025	December 31, 2024

Merchant portfolio	2,540,670	1,093,475
Credit card	295,604	114,156
Credit portfolio, gross	2,836,274	1,207,631

Allowance for expected credit losses	(389,682)	(144,512)
Fair value adjustment - portfolio hedge (a)	224	—
	(389,458)	(144,512)

Credit portfolio, net	2,446,816	1,063,119

Current	2,008,436	891,718
Non-current	438,380	171,401

(a)The Group holds a portfolio of fixed-rate credit operations exposed to market risk from fluctuations in the Brazilian interest rates. To mitigate this risk, fixed-for-floating interest rate swaps were entered into to protect the fair value of the portfolio against rates variations. These swaps are designated as fair value hedge accounting and, as a result, the interest rate risk of the credit operations is marked to market against profit or loss. As presented in Note 6.1.5.2, the portfolio is dynamically managed, with swap positions adjusted to reflect changes, including prepayment risk.
6.6.1. Non-performing loans ("NPL")
Total outstanding of the contract whenever the clients default on an installment:

	December 31, 2025			December 31, 2024
	Merchant portfolio	Credit card	Total	Merchant portfolio	Credit card	Total

Balances not overdue	2,243,458	262,358	2,505,816	1,006,335	108,930	1,115,265
Balances overdue by
≤ 15 days	52,602	4,503	57,105	17,462	1,390	18,852
15 < 30 days	25,599	3,115	28,714	7,054	676	7,730
31 < 60 days	57,930	3,768	61,698	13,521	865	14,386
61 < 90 days	31,944	3,162	35,106	7,121	647	7,768
91 < 180 days	58,143	7,875	66,018	17,637	1,078	18,715
181 < 360 days	70,994	10,823	81,817	24,345	570	24,915
	297,212	33,246	330,458	87,140	5,226	92,366

Credit portfolio, gross	2,540,670	295,604	2,836,274	1,093,475	114,156	1,207,631
6.6.2. Aging by maturity

	December 31, 2025			December 31, 2024
	Merchant portfolio	Credit card	Total	Merchant portfolio	Credit card	Total

Installments not overdue
≤ 15 days	65,395	72,865	138,260	23,083	30,638	53,721
15 < 30 days	122,648	53,381	176,029	36,917	20,075	56,992
31 < 60 days	208,168	47,374	255,542	99,015	19,492	118,507
61 < 90 days	246,118	29,560	275,678	107,068	12,334	119,402
91 < 180 days	567,252	42,860	610,112	268,770	19,019	287,789
181 < 360 days	721,953	25,975	747,928	354,807	10,043	364,850
361 < 720 days	403,906	1,156	405,062	148,084	6	148,090
> 720 days	102,000	—	102,000	25,237	—	25,237
	2,437,440	273,171	2,710,611	1,062,981	111,607	1,174,588
Installments overdue by
≤ 15 days	13,714	2,297	16,011	2,561	514	3,075
15 < 30 days	10,513	1,705	12,218	4,170	211	4,381
31 < 60 days	14,353	2,357	16,710	4,614	512	5,126
61 < 90 days	13,716	2,180	15,896	3,865	344	4,209
91 < 180 days	30,079	5,831	35,910	9,091	706	9,797
181 < 360 days	20,855	8,063	28,918	6,193	262	6,455
	103,230	22,433	125,663	30,494	2,549	33,043

Credit portfolio, gross	2,540,670	295,604	2,836,274	1,093,475	114,156	1,207,631
6.6.3. Movement between stages - Gross carrying amount
Reconciliation of gross credit portfolio, segregated by stages:

Stage 1	December 31, 2024	Acquisition / (Settlement)	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Write-off	December 31, 2025

Merchant portfolio	993,719	1,538,069	(388,599)	(40,000)	140,540	10,241	—	2,253,970
Credit card	103,301	181,263	(42,634)	(1,712)	22,307	1,085	—	263,610
	1,097,020	1,719,332	(431,233)	(41,712)	162,847	11,326	—	2,517,580

Stage 2	December 31, 2024	Acquisition / (Settlement)	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	Write-off	December 31, 2025

Merchant portfolio	42,471	(22,265)	(140,540)	(172,561)	388,599	7,184	—	102,888
Credit card	8,709	4,114	(22,307)	(22,723)	42,634	522	—	10,949
	51,180	(18,151)	(162,847)	(195,284)	431,233	7,706	—	113,837

Stage 3	December 31, 2024	Acquisition / (Settlement)	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	Write-off	December 31, 2025

Merchant portfolio	57,285	(4,749)	(10,241)	(7,184)	40,000	172,561	(63,860)	183,812
Credit card	2,146	(643)	(1,085)	(522)	1,712	22,723	(3,286)	21,045
	59,431	(5,392)	(11,326)	(7,706)	41,712	195,284	(67,146)	204,857

Consolidated 3 stages	December 31, 2024	Write-off	Acquisition / (Settlement)	December 31, 2025

Merchant portfolio	1,093,475	(63,860)	1,511,055	2,540,670
Credit card	114,156	(3,286)	184,734	295,604
	1,207,631	(67,146)	1,695,789	2,836,274

Stage 1	December 31, 2023	Acquisition / (Settlement)	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Write-off	December 31, 2024

Merchant portfolio	296,282	791,295	(125,424)	(7,276)	37,116	1,726	—	993,719
Credit card	3,131	110,119	(11,679)	(472)	1,960	242	—	103,301
	299,413	901,414	(137,103)	(7,748)	39,076	1,968	—	1,097,020

Stage 2	December 31, 2023	Acquisition / (Settlement)	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	Write-off	December 31, 2024

Merchant portfolio	12,195	940	(37,116)	(59,832)	125,424	860	—	42,471
Credit card	—	703	(1,960)	(1,768)	11,679	55	—	8,709
	12,195	1,643	(39,076)	(61,600)	137,103	915	—	51,180

Stage 3	December 31, 2023	Acquisition / (Settlement)	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	Write-off	December 31, 2024

Merchant portfolio	1,200	(1,111)	(1,726)	(860)	7,276	59,832	(7,326)	57,285
Credit card	—	203	(242)	(55)	472	1,768	—	2,146
	1,200	(908)	(1,968)	(915)	7,748	61,600	(7,326)	59,431

Consolidated 3 stages	December 31, 2023	Write-off	Acquisition / (Settlement)	December 31, 2024

Merchant portfolio	309,677	(7,326)	791,124	1,093,475
Credit card	3,131	—	111,025	114,156
	312,808	(7,326)	902,149	1,207,631
6.6.4. Movement between stages - Allowance for expected credit losses of credit portfolio

Stage 1	December 31, 2024	(Acquisition) / Settlement	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Write-off	December 31, 2025

Merchant portfolio	(68,949)	(251,172)	194,834	27,814	(28,605)	(1,292)	—	(127,370)
Credit card	(7,805)	(34,200)	22,094	1,337	(4,707)	(296)	—	(23,577)
	(76,754)	(285,372)	216,928	29,151	(33,312)	(1,588)	—	(150,947)

Stage 2	December 31, 2024	(Acquisition) / Settlement	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	Write-off	December 31, 2025

Merchant portfolio	(19,587)	13,055	28,605	124,000	(194,834)	(3,587)	—	(52,348)
Credit card	(3,870)	(635)	4,707	16,336	(22,094)	(272)	—	(5,828)
	(23,457)	12,420	33,312	140,336	(216,928)	(3,859)	—	(58,176)

Stage 3	December 31, 2024	(Acquisition) / Settlement	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	Write-off	December 31, 2025

Merchant portfolio	(42,717)	(35,471)	1,292	3,587	(27,814)	(124,000)	63,860	(161,263)
Credit card	(1,584)	(3,893)	296	272	(1,337)	(16,336)	3,286	(19,296)
	(44,301)	(39,364)	1,588	3,859	(29,151)	(140,336)	67,146	(180,559)

Consolidated 3 stages	December 31, 2024	(Acquisition) / Settlement	Write-off	December 31, 2025

Merchant portfolio	(131,253)	(273,588)	63,860	(340,981)
Credit card	(13,259)	(38,728)	3,286	(48,701)
	(144,512)	(312,316)	67,146	(389,682)

Stage 1	December 31, 2023	(Acquisition) / Settlement	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Write-off	December 31, 2024

Merchant portfolio	(57,576)	(55,539)	43,623	5,097	(4,389)	(165)	—	(68,949)
Credit card	(200)	(12,765)	5,156	403	(372)	(27)	—	(7,805)
	(57,776)	(68,304)	48,779	5,500	(4,761)	(192)	—	(76,754)

Stage 2	December 31, 2023	(Acquisition) / Settlement	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	Write-off	December 31, 2024

Merchant portfolio	(3,445)	(18,465)	4,389	41,884	(43,623)	(327)	—	(19,587)
Credit card	—	(372)	372	1,311	(5,156)	(25)	—	(3,870)
	(3,445)	(18,837)	4,761	43,195	(48,779)	(352)	—	(23,457)

Stage 3	December 31, 2023	(Acquisition) / Settlement	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	Write-off	December 31, 2024

Merchant portfolio	(840)	(2,714)	165	327	(5,097)	(41,884)	7,326	(42,717)
Credit card	—	78	27	25	(403)	(1,311)	—	(1,584)
	(840)	(2,636)	192	352	(5,500)	(43,195)	7,326	(44,301)

Consolidated 3 stages	December 31, 2023	(Acquisition) / Settlement	Write-off	December 31, 2024

Merchant portfolio	(61,861)	(76,718)	7,326	(131,253)
Credit card	(200)	(13,059)	—	(13,259)
	(62,061)	(89,777)	7,326	(144,512)
6.7. Financial assets from banking solutions
As required by Brazilian Central Bank (“BACEN”) regulation, client’s proceeds deposited in payment accounts (“Deposits from retail clients” - Note 6.8.1) must be fully collateralized by government securities, and/or deposits at BACEN through Electronic Money Correspondent Account (“CCME”).
Time deposits from retail clients (Note 6.8.1) and Time Deposits (Note 6.8.2), are subject to compulsory deposit at BACEN based on the amount of such time deposits.
As of December 31, 2025, the amount of financial assets from banking solutions was R$ 1,855,796 (December 31, 2024 - R$ 8,805,882), which of those R$ 1,110,809 (December 31, 2024 - R$ 8,805,882) are fully collateralized by CCME and R$ 744,987 (December 31, 2024 - R$ nil) by compulsory deposits.
6.8. Financial liabilities
6.8.1. Retail deposits

	December 31, 2025	December 31, 2024

Deposits from retail clients	1,543,359	8,274,868
Deposits in payment accounts	994,878	7,633,683
Deposits in accounts of record (a)	548,481	641,185
Time deposits from retail clients (b) (c)	9,547,626	429,941
	11,090,985	8,704,809

(a)This includes balances and transaction values in transit (register accounts) relating to sub-acquirer operations.
(b)Since the first quarter of 2025, balances held in payment accounts are eligible to be automatically invested daily in Time Deposits issued by Stone SCFI. In addition, Stone SCFI also started to issue time deposits held by multiple counterparties, further detailed in Note 6.8.3.
(c)Deposit interest rates are set as % of the CDI and are applied daily or monthly from the deposit date, following a FIFO (First In, First Out) method.
6.8.2. Composition of financial liabilities
The table below presents the composition of financial liabilities other than Retail deposits:

	Average annual interest rate %	Earliest original date of issuance	Original maturity	Current portion	Non-current portion	December 31, 2025

Bonds (6.8.4.1)	3.95% USD	Jun/21	Jun/28	2,043	1,118,724	1,120,767
Debentures (6.8.4.2)	CDI (a) + 1.75%	Nov/23	Oct/26	393,779	—	393,779
Financial bills (6.8.4.3)	CDI + 0.59% to CDI + 0.90%	Jun/24	Jun/26 up to Sep/29	2,249,562	3,171,183	5,420,745
Total debentures, financial bills and commercial papers				2,643,341	3,171,183	5,814,524
Obligations to open-end FIDC quota holders (6.8.4.5)	CDI + 0.15%	Jul/23	Not applicable	434,950	—	434,950
Time deposits (6.8.4.6)	100% of CDI to 110% of CDI	Jul/24	Jan/26 up to Sep/27	2,696,980	288,255	2,985,235
Total institutional deposits and marketable debt securities				5,777,314	4,578,162	10,355,476

Obligations to closed-end FIDC quota holders (6.8.4.7)	12.75%	Jan/24	Jan/31	—	2,196,269	2,196,269
Bank borrowings and working capital facilities (6.8.4.8)	CDI + 0.75% to CDI + 1.68%	Dec/24	Feb/26 up to Aug/28	2,839,354	2,021,586	4,860,940
Leases (6.8.4.9)	105.1% to 151.8% of CDI	Not applicable	Jan/26 up to Jun/33	27,091	142,289	169,380
Total other debt instruments				2,866,445	4,360,144	7,226,589

	Average annual interest rate %	Earliest original date of issuance	Original maturity	Current portion	Non-current portion	December 31, 2024

Bonds (6.8.4.1)	3.95% USD	Jun/21	Jun/28	2,299	1,255,963	1,258,262
Debentures (6.8.4.2)	CDI (a) + 1.75%	Nov/23	Oct/26	23,657	999,538	1,023,195
Financial bills (6.8.4.3)	CDI + 0.68% to CDI + 0.90%	Jun/24	Jun/26 up to Nov/28	—	2,954,374	2,954,374
Receivables backed securities (6.8.4.4)	CDI + 1.30%	Sep/23	Sep/26	2,250	99,447	101,697
Total debentures, financial bills and commercial papers				25,907	4,053,359	4,079,266
Obligations to open-end FIDC quota holders (6.8.4.5)	CDI + 0.40%	Jul/23	Not applicable	418,324	—	418,324
Time deposits (6.8.4.6)	CDI + 0.25% to 110% of CDI	May/24	Jan/25 up to Jun/26	2,619,469	120,641	2,740,110
Total institutional deposits and marketable debt securities				3,065,999	5,429,963	8,495,962
Obligations to closed-end FIDC quota holders (6.8.4.7)	12.75%	Jan/24	Jan/31	—	1,988,645	1,988,645
Bank borrowings and working capital facilities (6.8.4.8)	CDI + 0.75% to CDI + 1.74%	Jan/24	Jan/25 up to Dec/27	1,853,944	310,386	2,164,330
Leases (6.8.4.9)	105.1% to 151.8% of CDI	Not applicable	Jan/25 up to Jun/29	49,896	197,108	247,004
Total other debt instruments				1,903,840	2,496,139	4,399,979

(a)     “CDI” Rate (Brazilian Certificado de Depósito Interbancário), which is an average of interbank overnight rates in Brazil. The average rate of December 31, 2025 was 14.26% (2024 – 10.83%).
6.8.3. Changes in financial liabilities
The table below presents the movement of financial liabilities other than Retail deposits:

	December 31, 2024	Additions	Disposals	Payment of principal	Payment of interest	Changes in exchange rates	Fair value adjustment	Interest	Transfer to liabilities associated with assets held for sale (Note 1.1.2)	December 31, 2025

Bonds	1,258,262	—	—	—	(52,222)	(143,124)	—	57,851	—	1,120,767
Debentures, financial bills and commercial papers (a) (d)	4,079,266	1,979,045	—	(718,472)	(263,520)	—	—	738,205	—	5,814,524
Time deposits (b)	2,740,110	4,156,427	—	(4,006,007)	(313,585)	—	—	408,290	—	2,985,235
Obligations to open-end FIDC quota holders	418,324	61,309	—	(97,829)	(3,451)	—	—	56,597	—	434,950
Institutional deposits and marketable debt securities	8,495,962	6,196,781	—	(4,822,308)	(632,778)	(143,124)	—	1,260,943	—	10,355,476

Current	3,065,999									5,777,314
Non-current	5,429,963									4,578,162

Obligations to closed-end FIDC quota holders (c)	1,988,645	18,312	—	—	(285,352)	—	187,209	287,455	—	2,196,269
Bank borrowings and working capital facilities	2,164,330	6,097,214	—	(3,247,016)	(168,084)	(192,207)	—	206,703	—	4,860,940
Leases	247,004	61,455	(34,473)	(79,689)	(19,283)	(3,548)	—	19,283	(21,369)	169,380
Other debt instruments	4,399,979	6,176,981	(34,473)	(3,326,705)	(472,719)	(195,755)	187,209	513,441	(21,369)	7,226,589

Current	1,903,840									2,866,445
Non-current	2,496,139									4,360,144

(a)On June 19, 2024 the subsidiary Stone SCFI concluded its first issuance of financial bills. After this, Stone SCFI has started the issuance of private financial bills. The principal and interest of all issuances are mainly paid at the maturity indexed to CDI rate.
(b)In the second quarter of 2024, Stone SCFI started the issuance of Time deposits, representing the first issuance of interest bearing deposits following the authorization granted by BACEN to start operations earlier in 2024. The certificates are held by multiple counterparties and maturities up to September 2027. The principal and interest of this type of issuance are mainly paid at the maturity indexed to CDI rate.
(c)This note covers the closed-end FIDC ACR I.
(d)During the third quarter of 2025, the Company continued to execute its liability management strategy aimed at optimizing its capital structure and reducing funding costs. As part of these initiatives, the Company fully prepaid its outstanding Receivables backed securities (“CRI”) and completed a tender offer in which approximately 62% of the outstanding debentures issued by MNLT were repurchased.

	December 31, 2023	Additions	Disposals	Payment of principal	Payment of interest	Changes in exchange rates	Fair value adjustment	Interest	December 31, 2024

Bonds	2,402,698	—	—	(1,610,349)	(141,298)	520,419	—	86,792	1,258,262
Debentures, financial bills and commercial papers	1,116,252	2,884,768	—	—	(172,598)	—	—	250,844	4,079,266
Time deposits	—	3,564,387	—	(889,077)	(22,876)	—	—	87,676	2,740,110
Obligations to open-end FIDC quota holders	452,128	136,782	—	(214,148)	(12,229)	—	—	55,791	418,324
Institutional deposits and marketable debt securities	3,971,078	6,585,937	—	(2,713,574)	(349,001)	520,419	—	481,103	8,495,962

Current	475,319								3,065,999
Non-current	3,495,759								5,429,963

Obligations to closed-end FIDC quota holders	53,103	2,325,984	—	(50,000)	(149,468)	—	(437,347)	246,373	1,988,645
Bank borrowings and working capital facilities	1,321,348	3,671,737	—	(2,999,824)	(124,490)	157,832	—	137,727	2,164,330
Leases	173,683	140,784	(4,623)	(68,971)	(14,292)	6,132	—	14,291	247,004
Other debt instruments	1,548,134	6,138,505	(4,623)	(3,118,795)	(288,250)	163,964	(437,347)	398,391	4,399,979

Current	1,404,678								1,903,840
Non-current	143,456								2,496,139
6.8.4. Description of financial liabilities
In the ordinary course of the business, the Group funds its operations through a mix of own cash, debt, institutional and client deposits, and sale of receivables to third parties.
6.8.4.1.    Bonds
The Company issued bonds in 2021, raising USD 500 million in seven-year notes with a final yield of 3.95%. The total issuance was R$ 2,510,350 (R$ 2,477,408 net of the offering transaction costs, which will be amortized over the tenure of the debt). The Group has entered into a hedge to protect its currency risk (Note 6.9.1).
During 2024, a tender offer was executed, repurchasing approximately 60% of the outstanding bonds.
6.8.4.2. Debentures
On November 8, 2023 the subsidiary MNLT concluded its first issuance of debentures placing R$ 1,000,000 with a three- year maturity at CDI + 1.75% p.a. The debentures are guaranteed by both Stone IP and by the Company being the first corporate issuance by the Group in the Brazilian capital markets. During the third quarter of 2025 the Company completed a tender offer through which approximately 60% of the outstanding debentures were repurchased.
6.8.4.3.    Financial bills
The Group issued financial bills through public offerings and private placements, with multiple counterparties and maturities. The principal and the interest are mainly paid at the date of maturity.
6.8.4.4. Receivables backed securities
On September 6, 2023, a Certificate of Real Estate Receivables ("CRI") was issued by Opea Securitizadora S.A., raising R$ 100,000 in a three-year note bearing interest at CDI + 1.30% p.a. The CRI security was backed by commercial notes issued by Stone IP as well as STNE Par. This was the first funding structure of the Group to access retail and with institutional investors. During the third quarter of 2025 the Company fully prepaid its outstanding CRI.
6.8.4.5. Obligations to open-end FIDC quota holders
The FIDC ACR FAST was issued with the Group as a sponsor as well as a quota holder. This was the first open-end fund with third parties, in which the Group holds subordinated quotas, resulting in the consolidation of the whole structure. The main goal of this structure is to access the money market funds sector. Being an open-end fund, redemptions are settled 30 days after requested by quota holders.
6.8.4.6. Time deposits
The Group issues time deposits to fund its operations. The issuances have occurred with multiple counterparties and also through third-party brokers and/or platforms. The principal and the interest are mainly paid at the date of maturity.
Time deposits distributed directly through own platform can have automatic redemption at any time for the Group’s clients and are recognized under Retail deposits.
6.8.4.7. Obligations to closed-end FIDC quota holders
FIDC ACR I issued quotas in exchange for a contribution of R$ 2,325,984. The contribution was made by a special purpose vehicle (“SPV”) funded by a revolving facility in which United States International Development Finance Corporation (“DFC”) has invested US$ 467.5 million, funding the Group’s prepayment business through this FIDC. The SPV entered into foreign currency derivatives with financial institutions to convert the receivable denominated in R$ it holds from FIDC ACR I into US$. StoneCo acts as a guarantor for derivative instruments (hedges) entered into by the SPV. Under the terms of the ISDA Master Agreements, StoneCo guarantees SPV’s obligations to financial institutions in the event of certain defined default events of the SPV.
FIDC ACR I has a final maturity of seven years and pays a semi-annual coupon at a fixed rate of 12.75% in R$.
6.8.4.8. Bank borrowings
The Group issues bilateral unsecured term loans, with multiple counterparties and maturities. The principal and the interest of this type of loan are mainly paid at the date of maturity. The proceeds of these loans were used mainly for prepayments to acquiring customers.
6.8.4.9. Leases
The Group has lease contracts for various items of offices, vehicles and software in its operations. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets.
6.8.4.10. Obligations to FIDC TAPSO quota holders
In February 2022, the Group negotiated an amendment of the contract to postpone the payment date of the principal to March 2023. The mezzanine quotas were settled on March 2, 2023. Upon maturity of the mezzanine quotas, in July 2023 the Group negotiated new issuance of FIDC TAPSO senior shares.
In July 2024, there was a full redemption of FIDC TAPSO senior quotas.
6.9. Derivative financial instruments
The Group executes exchange-traded and Over-the-counter (“OTC”) instruments to hedge its foreign currency and interest rate exposure. All counterparties are previously approved for OTC transactions following a counterparty policy, and internal committees monitor and control the counterparty risk associated with those transactions.

	December 31, 2025
	Notional amount	Asset (fair value)	Liabilities (fair value)	Net

Cash flow hedge
Cross-currency interest rate swap	2,772,711	10,524	(73,953)	(63,429)
Fair value hedge
Interest rate swap	4,539,558	2,083	(139,577)	(137,494)
Cross-currency interest rate swap	3,868,296	—	(6,622)	(6,622)
Economic hedge
Non-Deliverable Forward ("NDF")	422,085	50,717	(49,954)	763
Interest rate swap	14,912,100	4,574	(931)	3,643
M&A derivatives
Call options	—	2,120	—	2,120
Total	26,514,750	70,018	(271,037)	(201,019)

Current				(36,317)
Non-current				(164,702)

	December 31, 2024
	Notional amount	Asset (fair value)	Liabilities (fair value)	Net

Cash flow hedge
Cross-currency interest rate swap	3,994,559	214,169	—	214,169
Fair value hedge
Interest rate swap	2,837,758	5,373	(281,177)	(275,804)
Economic hedge
NDF	15,359	1,784	(9,578)	(7,794)
Interest rate swap	8,008,992	36,249	(1,015)	35,234
M&A derivatives
Call options	—	2,613	—	2,613
Total	14,856,668	260,188	(291,770)	(31,582)

Current				146,221
Non-current				(177,803)
6.9.1. Hedge accounting
6.9.1.1. Cash flow hedge
The Group uses cash flow hedge strategies to mitigate exposure to variability in cash flows arising from interest rates and foreign currency risk. These hedges are applied to foreign exchange risk on recognized assets and liabilities and highly probable forecast transactions.
Further disclosures on the accounting treatment for cash flow hedges are provided in Note 6.1.5.1.
6.9.1.2. Fair value hedge
The Group uses fair value hedge strategies to mitigate exposure to changes in the fair value of recognized loans and credit operation arising from interest rate risk. These strategies are implemented using Interest Rate Swaps (IRS) and Cross-Currency Interest Rate Swaps (CCIRS) to modify the interest rate profile of the portfolios, effectively converting fixed-rate instruments to floating-rates, or vice-versa, to align with the Group’s risk management strategy obligations.
Further disclosures on the accounting treatment for fair value hedges are provided in Note 6.1.5.2.
6.9.2. Economic hedge
Included in this classification are any derivatives entered into by the Group in order to economically hedge its exposures for risk management purposes that are not formally designated for hedge accounting.
6.9.3 Breakdown by maturity
The table below shows the breakdown by maturity of the notional amounts and fair values of derivative financial instruments used for hedging purposes:

	December 31, 2025
	Less than 3 months	3 to 12 months	More than 12 months	Total

Notional
Cross-currency interest rate swap	288,940	2,496,356	3,855,711	6,641,007
Interest rate swap	9,438,800	6,472,000	3,540,858	19,451,658
NDF	422,085	—	—	422,085
Total	10,149,825	8,968,356	7,396,569	26,514,750

Asset (fair value)
Cross-currency interest rate swap	—	—	10,524	10,524
Interest rate swap	1,529	4,188	940	6,657
NDF	50,717	—	—	50,717
Liability (fair value)
Cross-currency interest rate swap	(38,102)	(5,039)	(37,434)	(80,575)
Interest rate swap	(1,186)	(590)	(138,732)	(140,508)
NDF	(49,954)	—	—	(49,954)
Net	(36,996)	(1,441)	(164,702)	(203,139)

	December 31, 2024
	Less than 3 months	3 to 12 months	More than 12 months	Total

Notional
Cross-currency interest rate swap	—	1,510,788	2,483,771	3,994,559
Interest rate swap	2,129,636	6,127,456	2,589,658	10,846,750
NDF	15,359	—	—	15,359
Total	2,144,995	7,638,244	5,073,429	14,856,668

Asset (fair value)
Cross-currency interest rate swap	—	115,368	98,801	214,169
Interest rate swap	8,037	29,012	4,573	41,622
NDF	1,784	—	—	1,784
Liability (fair value)
Interest rate swap	—	(1,015)	(281,177)	(282,192)
NDF	(9,578)	—	—	(9,578)
Net	243	143,365	(177,803)	(34,195)
6.10. Financial risk management
The Group’s activities expose it to market, liquidity and credit risks.
The Risk Management Area carries the Group’s financial risk management.
The Board of Directors has approved policies, and limits for its financial risk management. The Group uses financial derivatives only to mitigate market risk exposures. The Group’s policy is not to engage in derivatives for speculative purposes. Different levels of managerial approval are required for entering into financial instruments depending on their nature and the type of risk associated.
6.10.1. Credit risk
Credit risk is defined as the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group’s counterparties include those in financial contracts (cash and cash equivalents, derivative financial instruments, credit portfolio, and deposits with banks and other financial institutions) and in operating activities (accounts receivable from card issuers, including outstanding receivables and commitments, advances to suppliers, and financial guarantees granted to third parties).
The Group is also exposed to merchant credit risk, which is the possibility of financial loss if the merchant lacks sufficient funds to cover chargebacks, ultimately shifting the liability for the loss to the acquirer.
6.10.1.1. Financial instruments and cash deposits
Credit risk from balances with banks and financial institutions is managed in accordance with the Group’s internal policies. Investments of surplus funds and the use of derivative instruments are only conducted with carefully selected financial institutions.
6.10.1.2. Accounts receivable from card issuers
Card issuers, once accepted by the networks, issue cards that when transacted are processed by acquirers. Card issuers have different risk profiles.
The Group, with frequency associated with the availability of new information or new financial indicators of card issuers, carries out assessments of these companies, aiming to identify potential risks. Payment scheme networks have credit risk mitigation mechanisms that vary by network that are available to acquirers like the Group. To date, the Group has not incurred any significant loss from card issuer receivables.
6.10.1.3 Credit portfolio
Merchant portfolio and credit cards are available solely to individuals and businesses that are existing customers of the Group through acquiring or banking.
Merchant portfolio credit rely on the main repayment source and collateral future receivables of customers while credit card line limits may be unsecured; the line is generally a portion of the total credit line available to a particular customer based on credit appetite and risk rating.
6.10.2. Market risk
Market risk is the risk of financial loss resulting from changes in the fair value or future cash flows of financial instruments due to changes in market conditions.
In the ordinary course of business, the Group executes financial transactions that are subject to market variables and, therefore, exposed to market risk.
Market risk comprises mainly: foreign exchange, interest rate risk and equity price risk.
6.10.2.1. Interest rate risk
The Group’s interest rate risk arises from mismatches among certain assets (mainly cash and equivalents, short-term investments, accounts receivables, credit portfolio) and liabilities (institutional deposits and marketable debt securities, and other debt instruments) with different benchmarks (fixed or linked to CDI) and maturity dates. The Group may mitigate its exposure by executing derivative transactions to match those benchmarks and duration gaps.
6.10.2.2. Foreign currency risk
The Group has assets and liabilities in foreign currencies. The foreign currency risk is generated by fluctuations in exchange rates among Brazilian reais and other currencies. Operations include cash and short-term investments in multiple countries and total payment volume (“TPV”) processed in foreign exchange. Significant capital expenditures (Pin Pads & POS, and data center equipment) and regular expenses (cloud and software fees) are incurred in US Dollars and Euros. The total foreign currency results on the year ended December 31, 2025 was loss of R$ 13,138 (2024 - gain of R$ 19,381).
The Group uses derivatives elected for cash flow or fair value hedge accounting, to hedge the risk of foreign exchange fluctuation of debt in foreign currencies. All critical terms of the hedged item are matched with the hedging instrument.
The Group’s residual exposure to foreign currency changes for all other currencies considering the hedge instruments entered into is not material.
6.10.2.3. Risk Assessment: Value-at-Risk and Scenario Analysis
The Group manages and monitors its primary market risk factors - Interest Rate Risk and Exchange Rate Risk - using Value-at-Risk ("VaR”) and/or Stress Testing methodologies.
The Group employs these methodologies to quantify how market variables would potentially impact the Group’s financial statements.

Risk Factor	Asset/ Liability	Risk Measure	Horizon	Value
Interest rates	Accounts receivables from card issuers, Credit portfolio, Accounts payables to clients and interest rate swaps	VaR	1 day	R$509
		Historical Stress Test(a)	1 day	R$ 5,576
Foreign currency exchange	USD denominated asset/liabilities/derivatives	Historical Stress Test(b)	2 days	R$60

For comparison purposes:
(a) The interest rate risk stress test on December 31, 2024 was R$2,906
(b) The foreign currency exchange risk stress test amounted to R$288 as of December 31, 2024. Although VaR is no longer utilized for foreign currency risk management as of December 31, 2025, the figure for comparison purposes would be R$34.    .
6.10.2.4 Equity price risk
Equity price risk is the risk that the fair values of equities decrease as the result of changes in the level of equity and individual stocks. The Group is exposed to equity price risk as it holds, as of December 31, 2025, R$ 24,586 (2024 R$ 32,629) in equity securities (Note 6.3).
6.10.3. Liquidity risk
Cash flow forecasting is performed for the operating entities of the Group and then aggregated. Rolling forecasts of liquidity requirements are monitored to ensure the Group has sufficient cash to meet operational needs while maintaining sufficient headroom on its undrawn borrowing facilities so that the Group does not breach borrowing limits on any of its borrowing facilities. Such forecasting takes into consideration the Group’s debt financing plans, compliance with internal target liquidity and leverage ratios targets and, if applicable, external regulatory or legal requirements. The Group’s main liquidity risk is its potential inability to raise financing to continue its prepayment and credit businesses. Although the prepayment and credit activities are not an obligation for the Group they constitute a significant component of its revenues.
Surplus cash held by the operating entities is invested in interest-earning bank accounts, time deposits, money market deposits and marketable securities, choosing instruments with appropriate maturities or sufficient liquidity to provide adequate margin as determined by the above-mentioned forecasts. As of December 31, 2025, the Group held short-term investments of R$ 1,119,136 (2024 - R$ 517,874) that are expected to be readily convertible into cash for managing liquidity.
The table below analyzes the Group’s non-derivative financial liabilities to maturity. Derivative financial liabilities are not included in the analysis as their contractual maturities are not essential for an understanding of the timing of the cash flows. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than one year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years

December 31, 2025
Retail deposits	11,090,985	—	—	—
Accounts payable to clients	18,081,964	72,383	—	—
Trade accounts payable	848,341	—	—	—
Institutional deposits and marketable debt securities	5,777,808	3,793,314	1,151,674	—
Other debt instruments	3,022,579	3,460,090	1,231,999	2,558,497
Other liabilities	215,497	264,293	—	—
	39,037,174	7,590,080	2,383,673	2,558,497

December 31, 2024
Retail deposits	8,704,809	—	—	—
Accounts payable to clients	17,756,720	50,674	—	—
Trade accounts payable	672,184	—	—	—
Institutional deposits and marketable debt securities	3,068,186	4,680,530	1,366,089	—
Other debt instruments	1,939,982	626,789	954,211	2,774,095
Other liabilities	281,073	236,822	—	—
	32,422,954	5,594,815	2,320,300	2,774,095
6.11. Fraud risk
The Group's exposure to fraud risk is the risk that misuse, or wrongful or criminal deception will lead to financial loss for one of the parties involved on acquiring, banking and credit transactions that the Group is required to cover. These fraud transactions include unauthorized use of lost or stolen cards, fraudulent applications, fraudulent cash-outs, counterfeit or altered cards, and the fraudulent use of a cardholder's card number for card-not-present transactions.
The Acquirer (the Group) has significant exposure due to scheme rules. The Group, as the Acquirer, is primarily and often jointly liable to the card schemes for financial losses resulting from disputes (Chargebacks), regardless of the merchant's fault or final liability.
Consequently, the Group is frequently required to cover fraudulent transactions and commercial disputes (Chargebacks) due to:
•Acquirer liability to card schemes: The Acquirer is the initial guarantor for all Chargebacks, particularly for card-not-present (CNP) fraud and commercial disputes in card-present and not-present. The Group bears the responsibility to recover these funds from the merchant.
•Scheme penalties: The Group is also exposed to card scheme fines and penalties for elevated fraud rates in its merchant portfolio, including presentment fraud.
The Group is also exposed to potential liability if fraudulent agents use false identities to access credit and banking products, which could increase credit risk exposure as well as the liability towards clients and third parties in case of any damages. Criminals are using increasingly sophisticated methods to engage in illegal activities. Failure to effectively manage risk and prevent fraud would increase credit liabilities and default rates of credit solutions, and subject the Group to potential fines by regulators.
6.12. Financial instruments by category
6.12.1. Financial assets by category

	Amortized cost	FVPL	FVOCI	Total

December 31, 2025
Short and Long-term investments	—	1,143,722		1,143,722
Financial assets from banking solutions	1,855,796	—	—	1,855,796
Accounts receivable from card issuers	—	—	41,421,964	41,421,964
Trade accounts receivable	244,375	—	—	244,375
Credit portfolio(a)	2,446,816	—	—	2,446,816
Derivative financial instruments(b)	—	70,018	—	70,018
Other assets	139,128	—	—	139,128
	4,686,115	1,213,740	41,421,964	47,321,819

December 31, 2024
Short and Long-term investments	—	550,503	—	550,503
Financial assets from banking solutions	8,805,882	—	—	8,805,882
Accounts receivable from card issuers	9,492	—	29,338,573	29,348,065
Trade accounts receivable	416,103	—	—	416,103
Credit portfolio(a)	1,063,119	—	—	1,063,119
Derivative financial instruments(b)	—	260,188	—	260,188
Receivables from related parties	613	—	—	613
Other assets	109,881	—	—	109,881
	10,405,090	810,691	29,338,573	40,554,354

(a)As of December 31,2025, a portion of the credit portfolio totaling R$ 1,413,600 (December 31, 2024 R$ 511,800) was designated as the hedged item in a fair value hedge. Therefore, the carrying amount includes the change in fair value of the hedged portfolio attributed to changes in the designated hedged risk
(b)Derivative financial instruments as of December 31, 2025 of R$ 63,429 (2024 – R$ R$ 214,169) were designated as cash flow hedge accounting. Therefore, the effective portion of the hedge is accounted in OCI.
6.12.2. Financial liabilities by category

	Amortized cost	FVPL	Total

December 31, 2025
Retail deposits	11,090,985	—	11,090,985
Accounts payable to clients	18,154,347	—	18,154,347
Trade accounts payable	848,341	—	848,341
Institutional deposits and marketable debt securities	10,355,476	—	10,355,476
Other debt instruments	479,898	6,746,691	7,226,589
Derivative financial instruments (a)	—	271,037	271,037
Other liabilities	249,052	230,738	479,790
	41,178,099	7,248,466	48,426,565

December 31, 2024
Retail deposits	8,704,809	—	8,704,809
Accounts payable to clients	17,807,394	—	17,807,394
Trade accounts payable	672,184	—	672,184
Institutional deposits and marketable debt securities	8,495,962		8,495,962
Other debt instruments	2,411,334	1,988,645	4,399,979
Derivative financial instruments(a)	—	291,770	291,770
Other liabilities	316,700	201,195	517,895
	38,408,383	2,481,610	40,889,993

(a) Derivative financial instruments as of December 31, 2025 of R$ 73,953 (December 31, 2024 – R$ nil) were designated as cash flow hedging instruments, and therefore the effective portion of the hedge is accounted for in OCI.
6.13. Fair value measurement
6.13.1. Assets and liabilities by fair value hierarchy
The following table presents an analysis of financial instruments measured at fair value by fair value hierarchy level:

	December 31, 2025		December 31, 2024
	Fair value	Hierarchy level	Fair value	Hierarchy level

Assets measured at fair value
Short and Long-term investments (a) (b)	1,143,722	I /II	550,503	I /II
Accounts receivable from card issuers (c)	41,421,964	II	29,338,573	II
Derivative financial instruments (d)	70,018	II	260,188	II
	42,635,704		30,149,264

Liabilities measured at fair value
Other debt instruments (e)	6,746,691	II	1,988,645	II
Derivative financial instruments (d)	271,037	II	291,770	II
Other liabilities (f) (g)	230,738	III	201,195	III
	7,248,466		2,481,610

(a)Listed securities are classified as Level I and unlisted securities classified as Level II, determining fair value using valuation techniques, which employ the use of market observable inputs.
(b)Sovereign bonds are priced using quotations from Anbima public pricing method.
(c)For Accounts receivable from card issuers measured at FVOCI, fair value is estimated by discounting future cash flows using market rates for similar items.
(d)The Group enters into derivative financial instruments with financial institutions with investment grade credit ratings. Derivative financial instruments are valued using valuation techniques, which employ the use of observable market inputs.
(e)For Other debt instruments, fair value is estimated by discounting future cash flows using contract rates for funding items, and the market value of senior quota liabilities.
(f)These are contingent considerations included in Other liabilities arising on business combinations that are measured at FVPL. Fair values are estimated in accordance with pre-determined formula explicit in the contracts with selling shareholders. The significant unobservable inputs used in the fair value measurement of contingent consideration categorized as Level III of the fair value hierarchy are based on projections of revenue, net debt, number of clients, net margin and the discount rates used to evaluate the liability.
(g)The Group issued put options for Reclame Aqui’s non-controlling interests, in the 2022 business combination. For the non-controlling shareholder amounts the Group has elected as an accounting policy that the put options derecognize the non-controlling interests at each reporting date as if it was acquired at that date and recognize a financial liability at the present value of the amount payable on exercise of the non-controlling interests put option. The difference between the financial liability and the non-controlling interests derecognized at each period is recognized as an equity transaction. The amount of R$ 170,299 was recorded in the consolidated statement of financial position as of December 31, 2025 (2024 - R$ 151,606).
As of December 31, 2025 and 2024, there were no transfers between the fair value measurements of Level I and Level II and between the fair value measurements of Level II and Level III.
6.13.2. Fair value of financial instruments not measured at fair value
The table below presents a comparison of the book value and fair value of the financial instruments of the Group, other than those with carrying amounts that reasonably approximate fair values:

	December 31, 2025		December 31, 2024
	Book value	Fair value	Book value	Fair value

Financial assets
Credit portfolio	2,446,816	2,439,204	1,063,119	1,063,362
	2,446,816	2,439,204	1,063,119	1,063,362
Financial liabilities
Accounts payable to clients	18,154,348	16,774,075	17,807,394	16,857,591
Institutional deposits and marketable debt securities	10,355,476	10,098,587	8,495,963	8,380,224
Other debt instruments	311,916	306,875	168,118	167,778
	28,821,740	27,179,537	26,471,475	25,405,593
6.14. Capital management
The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern to provide returns for shareholders and benefits for other stakeholders, to maintain an optimal capital structure to reduce the cost of capital, and to have resources available for new opportunities.
In order to manage the capital structure of the Group, a framework is used to compare the Group’s existing capital with quantitative and qualitative indicators, including liquidity, credit ratings, regulatory requirements, and business cash and capital projections. Considering such framework, management can make, or may propose to the Board or shareholders when their approval is required, adjustments to the capital structure through several mechanisms such as repurchase of shares, returning capital to shareholders, distributing dividends, issuing new shares or selling assets to reduce leverage, among others.
The adjusted net cash as of December 31, 2025 and 2024 was as follows:

	December 31, 2025 Continuing Operations	December 31, 2024 Consolidated Operations

Cash and cash equivalents	4,821,703	5,227,654
Short-term investments	1,119,136	517,874
Financial assets from banking solutions	1,855,796	8,805,882
Accounts receivable from card issuers	41,421,964	29,348,065
Derivative financial instruments (a)	67,898	257,575
Adjusted cash	49,286,497	44,157,050

Retail deposits	(11,090,985)	(8,704,809)
Accounts payable to clients	(18,154,348)	(17,807,394)
Institutional deposits and marketable debt securities	(10,355,476)	(8,495,962)
Other debt instruments (b)	(7,057,208)	(4,152,975)
Derivative financial instruments	(271,037)	(291,770)
Adjusted debt	(46,929,054)	(39,452,910)

Adjusted net cash	2,357,443	4,704,140

(a)Refers to economic hedge of cash and cash equivalents and short-term investments denominated in U.S. dollars, and excludes the effects of call options.
(b)Other debt instruments exclude the effects of leases liabilities recognized under IFRS 16.
Although capital is managed considering the consolidated position, some subsidiaries in Brazil are subject to minimum regulatory capital requirements established by BACEN.
The Group has a dedicated, centralized regulatory capital management team, which reports directly to the Chief Risk Officer who is ultimate responsible for capital adequacy. The structure has the objective of ensuring compliance with the current regulation and capital management processes regulatorily required. Additionally, the area has procedures and routines to plan capital adequacy requirement considering current and potential risks.